Provision for Employees' End of Service Benefits	12 Months Ended
Dec. 31, 2025
Provision for Employees' End of Service Benefits [Abstract]
PROVISION FOR EMPLOYEES' END OF SERVICE BENEFITS
21	PROVISION FOR EMPLOYEES’ END OF SERVICE BENEFITS

	2025	2024
	USD	USD

Provision as at January 1	1,555,425	831,277
Provided during the year (note 8)	844,197	762,891
Paid during the year	(194,037)	(38,743)
	2,205,585	1,555,425

The provision for end of service benefits is determined in accordance with applicable local labor laws in the jurisdictions in which the Group operates and is accounted for in line with IAS 19 “Employee Benefits”.